CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total	$ 1,620,000	$ 1,832,401	$ 3,708,822
Less debt discounts	(1,122,225)	(405,507)	(808,980)
Net	497,775	1,426,894	2,899,842
Less current portion	(497,775)	(1,426,894)	(2,899,842)
Long term portion	0	0	0
Convertible Notes Payable - Power Up Lending Group [Member]
Short-term Debt [Line Items]
Total	0	35,000	294
Convertible Notes Payable - Crown Bridge Partners [Member]
Short-term Debt [Line Items]
Total	35,000	172,500	110,000
Convertible Notes Payable - Odyssey Funding LLC [Member]
Short-term Debt [Line Items]
Total		0	250,000
Convertible Notes Payable - Paladin Advisors LLC [Member]
Short-term Debt [Line Items]
Total		0	75,000
Convertible Notes Payable - GS Capital Partners LLC [Member]
Short-term Debt [Line Items]
Total	0	143,500	173,000
Convertible Notes Payable - Natural Plant Extract [Member]
Short-term Debt [Line Items]
Total		0	56,085
Convertible Notes Payable - Robert Hymers III [Member]
Short-term Debt [Line Items]
Total	185,000	70,000	96,553
Convertible Note Payable - Geneva Roth [Member]
Short-term Debt [Line Items]
Total	0	33,500	0
Convertible Note Payable - Dutchess Capital Partners [Member]
Short-term Debt [Line Items]
Total	135,000	10,000	0
Convertible Note Payable - Redstart HLDGS [Member]
Short-term Debt [Line Items]
Total	0	109,000	0
Convertible Note Payable - GW Holdings [Member]
Short-term Debt [Line Items]
Total	0	98,175	0
Convertible Notes Payable - St George [Member]
Short-term Debt [Line Items]
Total		1,160,726	$ 2,947,890
Convertiblenotepayable Labrys [Member]
Short-term Debt [Line Items]
Total	537,500	0
Convertible Note Payable St George [Member]
Short-term Debt [Line Items]
Total	$ 727,500	$ 1,160,726